UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                     Oppenheimer Quest Balanced Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index. The Fund's portfolio manager is employed by its sub-advisor, OpCap Advisors.

Management's Discussion of Fund Performance. The Fund's strong performance was due to a constructive outlook for corporate America throughout the period. The Fund consistently emphasized undervalued or out-of-favor stocks that, in our view, had been oversold and stood to appreciate greatly once investor sentiment factored in the improving economic and corporate environment. The Fund also maintained a relatively high allocation to equities (roughly 70%) and stressed corporate bonds at a time when others were skeptical.

   The Fund continued to benefit from strong individual stock selection during the period; prime examples include: EMC Corp., GM Hughes and Sears Roebuck & Co. Each became undervalued in the flight-to-quality that occurred early in the period. For instance, EMC is a provider of information storage systems, software and networks that had been part of the late 1990s technology "bubble." Plus, the company was losing market share. For both reasons, the stock price dropped well below what we believed was fair value for a company of EMC's size. However, once EMC entered a new product cycle and revenues steadied, investor sentiment improved and the stock price rebounded. GM Hughes is the company behind the satellite TV service DirecTV. Its stock price bounced back after a planned merger with competitor EchoStar fell through. Hughes's price rose again after Newscorp agreed in April to acquire a controlling 34% interest in the company. The market viewed this alliance as a plus, since Newscorp has considerable marketing and strategic acumen.

   In the case of Sears, the market was concerned that the company's credit operations would fail. The Fund's portfolio managers disagreed and made a moderately sized investment that paid off handsomely after Sears sold its credit card operations and refocused on its core retail business.

   The gains for these and other stocks were partially offset by losses for mortgage lender Freddie Mac and Tenet Healthcare Corp. Freddie Mac's stock has suffered from news of accounting restatements and the dismissal of its senior management team. Yet, the operations are intact and the financial risk remains small, so after some consideration, the Fund actually increased its investment in the company. In contrast, Tenet Healthcare showed signs of long-term problems and Fund's investment was sold.


                    6 | OPPENHEIMER QUEST BALANCED VALUE FUND

   On the bond portion of the portfolio, timing was a benefit to performance. When the period began, the Fund had already sold a sizable portion of its Treasury securities and bought higher-yielding, but still investment-grade corporate bonds at large discounts. These corporate securities hindered performance during the mid-winter flight to quality, but became a boon in the spring as the market sorted out its concerns. The Fund's portfolio managers then sold many of them at premium prices, redirecting the money into shorter-term and somewhat higher-quality securities at that time. The well-timed shift lowered the Fund's duration and raised the overall quality slightly. It also protected the Fund to some extent when bond yields rose in the latter half of the period. The Fund's holdings, strategies and management are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares performance is measured from the inception of the Class on May 1, 2000. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                    7 | OPPENHEIMER QUEST BALANCED VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                    Oppenheimer Quest Balanced Value Fund (Class A)             S&P 500 Index
10/31/1993         $ 9,425                                                     $10,000
01/31/1994          10,164                                                      10,365
04/30/1994           9,716                                                       9,769
07/31/1994           9,986                                                      10,003
10/31/1994          10,239                                                      10,386
01/31/1995           9,970                                                      10,419
04/30/1995          11,173                                                      11,472
07/31/1995          12,462                                                      12,611
10/31/1995          11,914                                                      13,128
01/31/1996          12,974                                                      14,443
04/30/1996          13,543                                                      14,934
07/31/1996          13,241                                                      14,698
10/31/1996          14,516                                                      16,290
01/31/1997          15,701                                                      18,245
04/30/1997          15,354                                                      18,686
07/31/1997          17,860                                                      22,358
10/31/1997          18,172                                                      21,519
01/31/1998          19,707                                                      23,153
04/30/1998          21,966                                                      26,360
07/31/1998          21,334                                                      26,674
10/31/1998          23,243                                                      26,256
01/31/1999          26,601                                                      30,681
04/30/1999          27,935                                                      32,114
07/31/1999          28,028                                                      32,063
10/31/1999          28,236                                                      32,993
01/31/2000          27,645                                                      33,853
04/30/2000          28,006                                                      35,364
07/31/2000          27,290                                                      34,937
10/31/2000          29,868                                                      34,999
01/31/2001          31,908                                                      33,549
04/30/2001          32,584                                                      30,779
07/31/2001          32,374                                                      29,934
10/31/2001          30,359                                                      26,288
01/31/2002          30,528                                                      28,135
04/30/2002          28,940                                                      26,896
07/31/2002          24,013                                                      22,865
10/31/2002          23,716                                                      22,319
01/31/2003          25,006                                                      21,663
04/30/2003          26,898                                                      23,317
07/31/2003          29,150                                                      25,297
10/31/2003          31,275                                                      26,959

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year  24.29%      5-Year  4.87%    10-Year  12.08%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                   Oppenheimer Quest Balanced Value Fund (Class B)             S&P 500 Index
10/31/1993         $10,000                                                     $10,000
01/31/1994          10,754                                                      10,365
04/30/1994          10,280                                                       9,769
07/31/1994          10,541                                                      10,003
10/31/1994          10,796                                                      10,386
01/31/1995          10,498                                                      10,419
04/30/1995          11,745                                                      11,472
07/31/1995          13,079                                                      12,611
10/31/1995          12,486                                                      13,128
01/31/1996          13,582                                                      14,443
04/30/1996          14,149                                                      14,934
07/31/1996          13,814                                                      14,698
10/31/1996          15,117                                                      16,290
01/31/1997          16,330                                                      18,245
04/30/1997          15,949                                                      18,686
07/31/1997          18,529                                                      22,358
10/31/1997          18,828                                                      21,519
01/31/1998          20,391                                                      23,153
04/30/1998          22,682                                                      26,360
07/31/1998          21,994                                                      26,674
10/31/1998          23,927                                                      26,256
01/31/1999          27,350                                                      30,681
04/30/1999          28,685                                                      32,114
07/31/1999          28,733                                                      32,063
10/31/1999          28,923                                                      32,993
01/31/2000          28,318                                                      33,853
04/30/2000          28,688                                                      35,364
07/31/2000          27,955                                                      34,937
10/31/2000          30,595                                                      34,999
01/31/2001          32,684                                                      33,549
04/30/2001          33,377                                                      30,779
07/31/2001          33,162                                                      29,934
10/31/2001          31,098                                                      26,288
01/31/2002          31,271                                                      28,135
04/30/2002          29,645                                                      26,896
07/31/2002          24,598                                                      22,865
10/31/2002          24,293                                                      22,319
01/31/2003          25,614                                                      21,663
04/30/2003          27,553                                                      23,317
07/31/2003          29,859                                                      25,297
10/31/2003          32,036                                                      26,959

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year  25.89%       5-Year  5.12%    10-Year  12.35%

*See Notes on page 11 for further details.



                    8 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]

                      Oppenheimer Quest Balanced Value Fund (Class C)          S&P 500 Index
10/31/1993           $10,000                                                   $10,000
01/31/1994            10,769                                                    10,365
04/30/1994            10,288                                                     9,769
07/31/1994            10,548                                                    10,003
10/31/1994            10,791                                                    10,386
01/31/1995            10,486                                                    10,419
04/30/1995            11,726                                                    11,472
07/31/1995            13,047                                                    12,611
10/31/1995            12,450                                                    13,128
01/31/1996            13,532                                                    14,443
04/30/1996            14,097                                                    14,934
07/31/1996            13,763                                                    14,698
10/31/1996            15,061                                                    16,290
01/31/1997            16,261                                                    18,245
04/30/1997            15,882                                                    18,686
07/31/1997            18,451                                                    22,358
10/31/1997            18,752                                                    21,519
01/31/1998            20,312                                                    23,153
04/30/1998            22,594                                                    26,360
07/31/1998            21,912                                                    26,674
10/31/1998            23,837                                                    26,256
01/31/1999            27,236                                                    30,681
04/30/1999            28,569                                                    32,114
07/31/1999            28,633                                                    32,063
10/31/1999            28,795                                                    32,993
01/31/2000            28,140                                                    33,853
04/30/2000            28,479                                                    35,364
07/31/2000            27,705                                                    34,937
10/31/2000            30,264                                                    34,999
01/31/2001            32,292                                                    33,549
04/30/2001            32,938                                                    30,779
07/31/2001            32,666                                                    29,934
10/31/2001            30,583                                                    26,288
01/31/2002            30,721                                                    28,135
04/30/2002            29,089                                                    26,896
07/31/2002            24,098                                                    22,865
10/31/2002            23,734                                                    22,319
01/31/2003            24,999                                                    21,663
04/30/2003            26,864                                                    23,317
07/31/2003            29,036                                                    25,297
10/31/2003            31,089                                                    26,959


Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year  29.99%     5-Year  5.46%    10-Year  12.01%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
               Oppenheimer Quest Balanced Value Fund (Class N)     S&P 500 Index
03/01/2001     $10,000                                             $10,000
04/30/2001      10,345                                              10,094
07/31/2001      10,271                                               9,817
10/31/2001       9,630                                               8,621
01/31/2002       9,690                                               9,227
04/30/2002       9,183                                               8,821
07/31/2002       7,616                                               7,499
10/31/2002       7,512                                               7,320
01/31/2003       7,920                                               7,104
04/30/2003       8,514                                               7,647
07/31/2003       9,219                                               8,296
10/31/2003       9,879                                               8,841

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  30.50%             Since Inception  -0.46%

The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 4/30/00 for Class Y.

Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                    9 | OPPENHEIMER QUEST BALANCED VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                Oppenheimer Quest Balanced Value Fund (Class Y)    S&P 500 Index
05/01/2000     $10,000                                           $10,000
07/31/2000       9,795                                             9,879
10/31/2000      10,732                                             9,897
01/31/2001      11,482                                             9,487
04/30/2001      11,740                                             8,703
07/31/2001      11,677                                             8,464
10/31/2001      10,962                                             7,434
01/31/2002      11,046                                             7,956
04/30/2002      10,484                                             7,605
07/31/2002       8,712                                             6,466
10/31/2002       8,607                                             6,311
01/31/2003       9,089                                             6,126
04/30/2003       9,787                                             6,594
07/31/2003      10,611                                             7,153
10/31/2003      11,396                                             7,623


Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03*
1-Year  32.40%             Since Inception  3.80%

*See Notes on page 11 for further details.
The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 4/30/00 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                    10 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES
--------------------------------------------------------------------------------


In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

Class A shares of the Fund were first publicly offered on 11/1/91. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.15% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charge on redemptions and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 5/1/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   11 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
Common Stocks--69.4%
----------------------------------------------------------------------------------
Consumer Discretionary--17.4%
----------------------------------------------------------------------------------
Hotels, Restaurants & Leisure--1.8%
Royal Caribbean Cruises Ltd.                              3,500,000  $ 103,985,000
----------------------------------------------------------------------------------
Media--9.6%
Clear Channel Communications, Inc.                        2,000,000     81,640,000
----------------------------------------------------------------------------------
General Motors Corp., Cl. H 1                            19,000,000    312,170,000
----------------------------------------------------------------------------------
Omnicom Group, Inc.                                       1,000,000     79,800,000
----------------------------------------------------------------------------------
Walt Disney Co. (The)                                     4,000,000     90,560,000
                                                                    --------------
                                                                       564,170,000

----------------------------------------------------------------------------------
Multiline Retail--4.2%
Dollar General Corp.                                      6,500,000    146,055,000
----------------------------------------------------------------------------------
Sears Roebuck & Co.                                       2,000,000    105,260,000
                                                                    --------------
                                                                       251,315,000

----------------------------------------------------------------------------------
Specialty Retail--1.8%
Office Depot, Inc. 1                                      7,245,800    108,179,794
----------------------------------------------------------------------------------
Consumer Staples--3.6%
----------------------------------------------------------------------------------
Household Products--2.2%
Procter & Gamble Corp. (The)                              1,300,000    127,777,000
----------------------------------------------------------------------------------
Tobacco--1.4%
Altria Group, Inc.                                        1,800,000     83,700,000
----------------------------------------------------------------------------------
Energy--0.8%
----------------------------------------------------------------------------------
Energy Equipment & Services--0.8%
Nabors Industries Ltd. 1                                  1,202,100     45,439,380
----------------------------------------------------------------------------------
Financials--19.7%
----------------------------------------------------------------------------------
Capital Markets--2.4%
Bank of New York Co., Inc. (The)                          4,500,000    140,355,000
----------------------------------------------------------------------------------
Commercial Banks--5.3%
Commerce Bancorp, Inc.                                    2,000,000     96,680,000
----------------------------------------------------------------------------------
Washington Mutual, Inc.                                   5,000,000    218,750,000
                                                                    --------------
                                                                       315,430,000

----------------------------------------------------------------------------------
Insurance--4.3%
American International Group, Inc.                        2,000,000    121,660,000
----------------------------------------------------------------------------------
UnumProvident Corp.                                       8,000,000    130,960,000
                                                                    --------------
                                                                       252,620,000

----------------------------------------------------------------------------------
Thrifts & Mortgage Finance--7.7%
Fannie Mae                                                1,500,000    107,535,000
----------------------------------------------------------------------------------
Freddie Mac                                               6,200,000    348,006,000
                                                                    --------------
                                                                       455,541,000




                   12 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                                      Market Value
                                                             Shares     See Note 1
----------------------------------------------------------------------------------
Health Care--9.3%
----------------------------------------------------------------------------------
Health Care Providers & Services--6.9%
Aetna, Inc.                                               2,000,000 $  114,820,000
----------------------------------------------------------------------------------
Anthem, Inc. 1                                            1,200,000     82,116,000
----------------------------------------------------------------------------------
McKesson Corp.                                            3,533,600    106,962,072
----------------------------------------------------------------------------------
Quest Diagnostics, Inc. 1                                 1,500,000    101,475,000
                                                                    --------------
                                                                       405,373,072

----------------------------------------------------------------------------------
Pharmaceuticals--2.4%
Pfizer, Inc.                                              2,500,000     79,000,000
----------------------------------------------------------------------------------
Sanofi-Synthelabo SA, ADR                                 2,000,000     61,800,000
                                                                    --------------
                                                                       140,800,000

----------------------------------------------------------------------------------
Industrials--1.9%
----------------------------------------------------------------------------------
Commercial Services & Supplies--0.2%
ChoicePoint, Inc. 1                                         148,173      5,191,982
----------------------------------------------------------------------------------
Waste Management, Inc.                                      195,500      5,067,360
                                                                    --------------
                                                                        10,259,342

----------------------------------------------------------------------------------
Industrial Conglomerates--1.7%
Tyco International Ltd.                                   5,000,000    104,400,000
----------------------------------------------------------------------------------
Information Technology--7.8%
----------------------------------------------------------------------------------
Communications Equipment--2.8%
Cisco Systems, Inc. 1                                     3,000,000     62,940,000
----------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                     10,000,000     35,500,000
----------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                      4,000,000     67,960,000
                                                                    --------------
                                                                       166,400,000

----------------------------------------------------------------------------------
Computers & Peripherals--1.9%
Dell, Inc. 1                                              3,000,000    108,360,000
----------------------------------------------------------------------------------
Electronic Equipment & Instruments--1.3%
Flextronics International Ltd. 1                          5,500,000     77,000,000
----------------------------------------------------------------------------------
IT Services--1.8%
Electronic Data Systems Corp.                             5,000,000    107,250,000

----------------------------------------------------------------------------------
Materials--8.9%
----------------------------------------------------------------------------------
Metals & Mining--6.6%
Alcan, Inc.                                               3,000,000    119,790,000
----------------------------------------------------------------------------------
Inco Ltd. 1                                               4,000,000    132,800,000
----------------------------------------------------------------------------------
Nucor Corp.                                               2,500,000    137,075,000
                                                                    --------------
                                                                       389,665,000

----------------------------------------------------------------------------------
Paper & Forest Products--2.3%
International Paper Co.                                   3,500,000    137,725,000
                                                                    --------------
Total Common Stocks (Cost $3,534,191,850)                            4,095,744,588


                   13 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                        Market Value
                                                                 Units    See Note 1
------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.0%
------------------------------------------------------------------------------------
Conseco, Inc. Wts., Exp. 9/10/08 1 (Cost $1,463,255)           292,651  $  2,238,780

                                                             Principal
                                                                Amount
------------------------------------------------------------------------------------
U.S. Government Obligations--12.7%
------------------------------------------------------------------------------------
U.S. Treasury Inflationary Index Bonds:
3.375%, 1/15/12-4/15/32 2                                 $148,875,000   182,316,756
3.875%, 4/15/29 2                                          150,000,000   213,370,184
------------------------------------------------------------------------------------
U.S. Treasury Nts., 3%, 11/30/03                           354,245,000   354,867,763
                                                                        ------------
Total U.S. Government Obligations (Cost $669,873,917)                    750,554,703

------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes--13.7%
------------------------------------------------------------------------------------
American Express Co., 5.50% Nts., 9/12/06                   14,600,000    15,713,484
------------------------------------------------------------------------------------
AT&T Corp.:
7% Sr. Nts., 11/15/06                                       15,000,000    16,624,830
7.80% Sr. Nts., 11/15/11 3                                   3,000,000     3,405,978
------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.35% Sr. Unsec.
Nts., 3/1/06                                                15,000,000    16,468,545
------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The), 6.25% Sr. Unsec.
Nts., 7/15/05                                               24,860,000    26,668,664
------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Nts., 2/15/12                   10,000,000    10,967,110
------------------------------------------------------------------------------------
Cendant Corp., 6.875% Sr. Unsec. Nts., 8/15/06              15,100,000    16,605,863
------------------------------------------------------------------------------------
CIT Group, Inc.:
7.125% Sr. Nts., 10/15/04                                   12,175,000    12,796,363
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                        15,000,000    17,533,710
------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12                           15,000,000    16,344,675
------------------------------------------------------------------------------------
Conseco Financing Trust II, Escrow Shares,
11/15/26 1,4,5                                              51,155,000            --
------------------------------------------------------------------------------------
Conseco Financing Trust III, Escrow Shares, 4/1/27 1,4,5    41,990,000            --
------------------------------------------------------------------------------------
Conseco, Inc., Escrow Shares, 6/15/07 1,4,5                  8,000,000            --
------------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp., 3.40% Nts.,
Series D, 12/15/04                                          19,480,000    19,605,003
------------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                         7,610,000     6,854,730
------------------------------------------------------------------------------------
Ford Motor Credit Co., 6.125% Unsec. Nts., 1/9/06           20,060,000    20,757,245
------------------------------------------------------------------------------------
General Dynamics Corp., 2.125% Nts., 5/15/06                 6,815,000     6,754,762
------------------------------------------------------------------------------------
General Electric Capital Corp.:
5.35% Nts., Series A, 3/30/06                               24,340,000    25,983,364
6% Nts., 6/15/12                                            19,700,000    21,235,221
------------------------------------------------------------------------------------
General Mills, Inc., 2.625% Unsec. Unsub. Nts., 10/24/06    38,940,000    38,664,655
------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75% Nts., 1/15/06        33,775,000    36,029,414
------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec.
Nts., 9/1/12                                                25,000,000    26,178,425
------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 7.857% Nts., 8/15/11            15,000,000    12,900,000
------------------------------------------------------------------------------------
Household Finance Corp., 7% Nts., 5/15/12                   20,000,000    22,750,600
------------------------------------------------------------------------------------
International Lease Finance Corp., 5.54% Nts.,
Series M, 3/21/05                                            9,725,000    10,153,873
------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 5.25% Nts., 5/30/07                24,340,000    26,014,203
------------------------------------------------------------------------------------
John Deere Capital Corp., 3.125% Sr. Nts.,
Series D, 12/15/05                                          19,480,000    19,908,404
------------------------------------------------------------------------------------
Kraft Foods, Inc., 4.625% Nts., 11/1/06                     17,515,000    18,268,443
------------------------------------------------------------------------------------
News America Holdings, Inc., 9.25% Sr. Debs., 2/1/13         8,500,000    10,964,065


                   14 | OPPENHEIMER QUEST BALANCED VALUE FUND

                                                          Principal     Market Value
                                                             Amount       See Note 1
------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes Continued
------------------------------------------------------------------------------------
Raytheon Co., 8.20% Sr. Unsec. Nts., 3/1/06             $24,330,000   $   27,214,930
------------------------------------------------------------------------------------
Safeway, Inc., 7.25% Nts., 9/15/04                       15,842,000       16,570,938
------------------------------------------------------------------------------------
SBC Communications, Inc., 5.75% Sr. Nts., 5/2/06         10,480,000       11,285,147
------------------------------------------------------------------------------------
Sprint Capital Corp., 8.375% Nts., 3/15/12               42,100,000       48,144,255
------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
5% Sr. Nts., 7/1/07                                      32,275,000       30,177,125
6.50% Sr. Nts., 6/1/12                                   36,070,000       33,635,275
6.875% Sr. Nts., 11/15/31                                18,090,000       16,009,650
------------------------------------------------------------------------------------
Time Warner, Inc., 5.625% Sr. Unsec. Nts., 5/1/05        29,270,000       30,731,334
------------------------------------------------------------------------------------
Verizon Global Funding Corp.:
6.75% Sr. Unsec. Unsub. Nts., 12/1/05                    24,350,000       26,525,794
7.375% Sr. Nts., 9/1/12                                  15,000,000       17,236,500
------------------------------------------------------------------------------------
Walt Disney Co. (The), 7.30% Nts., 2/8/05                24,340,000       25,958,707
------------------------------------------------------------------------------------
Waste Management, Inc., 6.50% Sr. Unsub. Nts., 11/15/08   8,740,000        9,677,767
------------------------------------------------------------------------------------
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05      37,500,000       39,084,787
                                                                      --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $774,597,037)      808,403,838

------------------------------------------------------------------------------------
Short-Term Notes--2.6%
------------------------------------------------------------------------------------
American Express Credit Corp.:
1.02%, 11/12/03                                          47,000,000       46,985,352
1.03%, 11/5/03                                           20,000,000       19,997,711
------------------------------------------------------------------------------------
Canadian Imperial Holdings, Inc., 1.04%, 11/6/03         18,195,000       18,192,372
------------------------------------------------------------------------------------
Federal Home Loan Bank, 0.96%, 11/20/03                  30,000,000       29,984,800
------------------------------------------------------------------------------------
Student Loan Marketing Assn., 0.94%, 11/3/03             35,650,000       35,648,138
                                                                      --------------
Total Short-Term Notes (Cost $150,808,373)                               150,808,373

------------------------------------------------------------------------------------
Total Investments, at Value (Cost $5,130,934,432)              98.4%   5,807,750,282
------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                 1.6       93,885,290
                                                        ----------------------------
Net Assets                                                    100.0%  $5,901,635,572
                                                        ============================


Footnotes to Statement of Investments

1. Non-income producing security.
2. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.
3. Represents the current interest rate for a variable or increasing rate security.
4. Received as the result of issuer reorganization. Currently has minimal market value.
5. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


                   15 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (cost $5,130,934,432)--see
  accompanying statement                                            $5,807,750,282
-----------------------------------------------------------------------------------
Cash                                                                     1,307,949
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        90,238,657
Interest and dividends                                                  23,358,400
Shares of beneficial interest sold                                      14,261,854
Other                                                                      104,336
                                                                    ---------------
Total assets                                                         5,937,021,478


-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   24,621,062
Shares of beneficial interest redeemed                                   6,903,966
Transfer and shareholder servicing agent fees                            1,225,764
Distribution and service plan fees                                       1,188,293
Shareholder reports                                                        728,037
Trustees' compensation                                                     407,969
Other                                                                      310,815
                                                                    ---------------
Total liabilities                                                       35,385,906

-----------------------------------------------------------------------------------
Net Assets                                                          $5,901,635,572
                                                                    ===============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                          $    3,774,324
-----------------------------------------------------------------------------------
Additional paid-in capital                                           6,277,851,105
-----------------------------------------------------------------------------------
Undistributed net investment income                                      1,979,679
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions            (1,058,785,386)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments                             676,815,850
                                                                    ---------------
Net Assets                                                          $5,901,635,572
                                                                    ===============





                   16 | OPPENHEIMER QUEST BALANCED VALUE FUND

--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,287,707,247 and 145,847,037 shares of beneficial interest
outstanding)                                                              $15.69
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $16.65
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,306,365,999 and 147,778,425 shares of beneficial interest
outstanding)                                                              $15.61
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $982,287,767 and 62,956,546 shares of beneficial interest
outstanding)                                                              $15.60
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,865,647 and 9,169,870 shares of beneficial interest
outstanding)                                                              $15.58
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $182,408,912 and 11,680,560 shares of beneficial
interest outstanding)                                                     $15.62



See accompanying Notes to Financial Statements.


                   17 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest                                                            $   70,475,132
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $538,961)                56,809,656
                                                                    ---------------
Total investment income                                                127,284,788


-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                         40,756,593
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  4,999,025
Class B                                                                 19,837,175
Class C                                                                  8,346,004
Class N                                                                    561,294
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  5,189,642
Class B                                                                  6,010,482
Class C                                                                  1,948,344
Class N                                                                    434,495
Class Y                                                                    285,521
-----------------------------------------------------------------------------------
Shareholder reports                                                      1,155,446
-----------------------------------------------------------------------------------
Trustees' compensation                                                     159,875
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                 61,257
-----------------------------------------------------------------------------------
Other                                                                      254,826
                                                                    ---------------
Total expenses                                                          89,999,979
Less reduction to custodian expenses                                        (3,503)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class A                                                            (22,011)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class B                                                            (31,324)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class C                                                             (6,073)
Less voluntary waiver of transfer and shareholder servicing agent
  fees--Class N                                                            (44,353)
                                                                    ---------------
Net expenses                                                            89,892,715

-----------------------------------------------------------------------------------
Net Investment Income                                                   37,392,073

-----------------------------------------------------------------------------------
Realized and Unrealized Gain
-----------------------------------------------------------------------------------
Net realized gain on investments                                        76,105,001
-----------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                 1,233,709,607

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                $1,347,206,681
                                                                    ===============



See accompanying Notes to Financial Statements.


                   18 | OPPENHEIMER QUEST BALANCED VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


Year Ended October 31,                                          2003            2002
--------------------------------------------------------------------------------------
Operations
--------------------------------------------------------------------------------------
Net investment income                                 $   37,392,073   $   43,478,870
--------------------------------------------------------------------------------------
Net realized gain (loss)                                  76,105,001   (1,100,608,969)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)   1,233,709,607     (320,675,076)
                                                      --------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      1,347,206,681   (1,377,805,175)

--------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                  (18,094,923)     (35,137,431)
Class B                                                   (8,058,436)     (19,021,719)
Class C                                                   (3,846,362)      (8,785,498)
Class N                                                     (766,994)      (1,253,866)
Class Y                                                   (1,843,901)      (3,511,298)
--------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --      (51,374,614)
Class B                                                           --      (54,075,958)
Class C                                                           --      (22,607,352)
Class N                                                           --       (1,111,533)
Class Y                                                           --       (3,693,332)

--------------------------------------------------------------------------------------
Beneficial Interest Transactions
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                  116,535,156      504,567,658
Class B                                                   24,803,540      554,626,572
Class C                                                     (900,239)     292,955,277
Class N                                                   27,405,091       90,711,420
Class Y                                                   25,736,832       23,910,940

--------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------
Total increase (decrease)                              1,508,176,445     (111,605,909)
--------------------------------------------------------------------------------------
Beginning of period                                    4,393,459,127    4,505,065,036
                                                      --------------------------------
End of period [including undistributed
(overdistributed) net investment income of
$1,979,679 and $(2,801,778), respectively]            $5,901,635,572   $4,393,459,127
                                                      ================================



See accompanying Notes to Financial Statements.


                   19 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


Class A      Year Ended October 31,              2003             2002             2001         2000         1999
-------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $12.02           $16.09           $16.66       $16.41       $15.50
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .16              .17              .46          .36          .21
Net realized and unrealized gain (loss)         3.64            (3.53)            (.20)         .55         2.88
                                              ---------------------------------------------------------------------
Total from investment operations                3.80            (3.36)             .26          .91         3.09
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.13)            (.27)            (.53)        (.28)        (.26)
Distributions from net realized gain              --             (.44)            (.30)        (.38)       (1.92)
                                              ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.13)            (.71)            (.83)        (.66)       (2.18)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.69           $12.02           $16.09       $16.66       $16.41
                                              =====================================================================

-------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             31.87%          (21.88)%           1.64%        5.78%       21.48%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,287,707       $1,667,143       $1,763,404   $1,027,560     $899,084
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,902,499       $1,960,568       $1,353,860   $1,020,483     $454,409
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           1.60%            1.20%            2.61%        2.24%        1.81%
Total expenses                                  1.38% 3,4        1.51% 3,4        1.47% 3      1.45% 3      1.51% 3
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%         105%          58%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.



                   20 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class B      Year Ended October 31,              2003             2002             2001        2000         1999
-----------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.98           $16.00           $16.52      $16.28       $15.40
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .06              .07              .35         .25          .14
Net realized and unrealized gain (loss)         3.63            (3.52)            (.19)        .55         2.84
                                              -------------------------------------------------------------------
Total from investment operations                3.69            (3.45)             .16         .80         2.98
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)            (.13)            (.38)       (.18)        (.18)
Distributions from net realized gain              --             (.44)            (.30)       (.38)       (1.92)
                                              -------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)            (.57)            (.68)       (.56)       (2.10)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.61           $11.98           $16.00      $16.52       $16.28
                                              ===================================================================

-----------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.89%          (22.38)%           1.03%       5.10%       20.84%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $2,306,366       $1,759,167       $1,836,130    $925,476     $801,485
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $1,985,215       $2,068,300       $1,307,367    $873,470     $355,797
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.84%            0.56%            2.00%       1.64%        1.21%
Total expenses                                  2.15% 3,4        2.15% 3,4        2.07% 3     2.06% 3      2.10% 3
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%             108%              88%        105%          58%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.



                   21 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

Class C      Year Ended October 31,              2003           2002           2001         2000         1999
---------------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $11.97         $16.00         $16.51       $16.27       $15.40
---------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .07            .07            .34          .25          .15
Net realized and unrealized gain (loss)         3.62          (3.52)          (.18)         .55         2.83
                                              -----------------------------------------------------------------
Total from investment operations                3.69          (3.45)           .16          .80         2.98
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.06)          (.14)          (.37)        (.18)        (.19)
Distributions from net realized gain              --           (.44)          (.30)        (.38)       (1.92)
                                              -----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.06)          (.58)          (.67)        (.56)       (2.11)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $15.60         $11.97         $16.00       $16.51       $16.27
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 1             30.99%        (22.40)%         1.05%        5.10%       20.80%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $982,288       $763,338       $751,229     $341,824     $313,506
---------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $835,198       $903,426       $502,037     $336,336     $139,356
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income                           0.92%          0.58%          2.00%        1.64%        1.21%
Total expenses                                  2.08% 3,4      2.13% 3,4      2.07% 3      2.06% 3      2.10% 3
---------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           92%           108%            88%         105%          58%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.




                   22 | OPPENHEIMER QUEST BALANCED VALUE FUND

Class N       Year Ended October 31,                         2003      2002         2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.94    $16.05      $ 16.84
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .11       .20          .22
Net realized and unrealized gain (loss)                     3.63     (3.56)        (.83)
                                                          -------------------------------
Total from investment operations                            3.74     (3.36)        (.61)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.10)     (.31)        (.18)
Distributions from net realized gain                          --      (.44)          --
                                                          -------------------------------
Total dividends and/or distributions to shareholders        (.10)     (.75)        (.18)
-----------------------------------------------------------------------------------------
Net asset value, end of period                            $15.58    $11.94       $16.05
                                                          ===============================

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         31.50%   (21.99)%      (3.71)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $142,866   $85,744      $19,649
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                       $112,416   $70,477      $ 4,977
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.23%     1.07%        2.75%
Total expenses                                              1.74%     1.67%        1.58%
Expenses after expense reimbursement or fee waiver
and reduction to custodian expenses                         1.70%      N/A 4,5      N/A 4
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%      108%          88%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                   23 | OPPENHEIMER QUEST BALANCED VALUE FUND

FINANCIAL HIGHLIGHTS  Continued
----------------------------------------------------------------------


Class  Y      Year Ended October 31,                        2003         2002           2001     2000 1
----------------------------------------------------------------------------------------------------------
Per Share Operating Data
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $11.96       $16.05         $16.67     $15.65
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .20          .25            .74        .15
Net realized and unrealized gain (loss)                     3.64        (3.52)          (.40)       .99
                                                          ------------------------------------------------
Total from investment operations                            3.84        (3.27)           .34       1.14
----------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.18)        (.38)          (.66)      (.12)
Distributions from net realized gain                          --         (.44)          (.30)        --
                                                          ------------------------------------------------
Total dividends and/or distributions to shareholders        (.18)        (.82)          (.96)      (.12)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $15.62       $11.96         $16.05     $16.67
                                                          ================================================

----------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                         32.40%      (21.48)%         2.14%      7.32%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                $182,409     $118,068       $134,654       $144
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $145,793     $137,322       $ 77,394       $ 32
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                       1.89%        1.75%          2.97%      2.46%
Total expenses                                              1.05% 4      0.96% 4,5      1.00% 4    0.98% 4
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       92%         108%            88%       105%



1. For the period from May 1, 2000 (inception of offering) to October 31, 2000.

2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                   24 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Quest Balanced Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a combination of growth of capital and investment income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.

   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.






                   25 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                            Net Unrealized
                                                              Appreciation
                                                          Based on Cost of
                                                            Securities and
       Undistributed   Undistributed       Accumulated   Other Investments
       Net Investment      Long-Term              Loss  for Federal Income
       Income                   Gain  Carryforward 1,2        Tax Purposes
       --------------------------------------------------------------------
       $2,376,279                $--    $1,058,785,382        $676,815,850

1. As of October 31, 2003, the Fund had $1,058,785,382 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010    $1,058,785,382

2. During the fiscal year October 31, 2003, the Fund utilized $28,726,716 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.


The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:


                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $32,610,616      $ 91,935,261
                 Long-term capital gain            --       108,637,340
                                          -----------------------------
                 Total                    $32,610,616      $200,572,601
                                          =============================



                   26 | OPPENHEIMER QUEST BALANCED VALUE FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $5,130,934,432
                                                ===============

                 Gross unrealized appreciation $ 728,635,255 Gross unrealized depreciation (51,819,405)
                                                ---------------
                 Net unrealized appreciation    $  676,815,850
                                                ===============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $49,320 and payments of $8,643 were made to retired trustees, resulting in an accumulated liability of $396,593 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.


                   27 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class A
Sold                        44,599,273   $625,350,191     76,270,446  $1,136,914,035
Dividends and/or
distributions reinvested     1,211,270     15,682,192      4,844,872      74,947,527
Redeemed                   (38,714,556)  (524,497,227)   (51,991,218)   (707,293,904)
                           ----------------------------------------------------------
Net increase                 7,095,987   $116,535,156     29,124,100  $  504,567,658
                           ==========================================================

-------------------------------------------------------------------------------------
Class B
Sold                        26,928,476   $374,945,073     69,354,980  $1,043,042,694
Dividends and/or
distributions reinvested       526,821      6,544,923      3,838,605      59,980,758
Redeemed                   (26,540,590)  (356,686,456)   (41,078,794)   (548,396,880)
                           ----------------------------------------------------------
Net increase                   914,707   $ 24,803,540     32,114,791  $  554,626,572
                           ==========================================================

-------------------------------------------------------------------------------------
Class C
Sold                        13,717,232   $193,481,707     35,498,231  $  536,176,064
Dividends and/or
distributions reinvested       237,055      2,946,014      1,571,290      24,519,188
Redeemed                   (14,751,471)  (197,327,960)   (20,268,479)   (267,739,975)
                           ----------------------------------------------------------
Net increase (decrease)       (797,184)  $   (900,239)    16,801,042  $  292,955,277
                           ==========================================================


                   28 | OPPENHEIMER QUEST BALANCED VALUE FUND

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class N
Sold                         4,959,184   $ 68,509,566      8,276,594   $ 121,525,612
Dividends and/or
distributions reinvested        59,656        756,892        156,819       2,362,733
Redeemed                    (3,028,836)   (41,861,367)    (2,477,684)    (33,176,925)
                           ----------------------------------------------------------
Net increase                 1,990,004   $ 27,405,091      5,955,729   $  90,711,420
                           ==========================================================

-------------------------------------------------------------------------------------
Class Y
Sold                         3,864,165   $ 53,749,796      4,615,777   $  65,893,788
Dividends and/or
distributions reinvested       141,014      1,843,889        470,717       7,204,577
Redeemed                    (2,193,394)   (29,856,853)    (3,607,330)    (49,187,425)
                           ----------------------------------------------------------
Net increase                 1,811,785   $ 25,736,832      1,479,164   $  23,910,940
                           ==========================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other tha short-term obligations, for the year ended October 31, 2003, were $4,296,111,903 and $4,603,305,590, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.85% of the first $1 billion of average annual net assets of the Fund, 0.81% of the next $2 billion, 0.76% of the next $1 billion, 0.71% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of the average annual net assets in excess of $6 billion. Prior to June 15, 2003, the management fee was 0.85% of the first $5 billion of average annual net assets of the Fund, 0.75% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $7 billion.

--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended October 31, 2003, the Manager paid $11,559,829 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $13,609,246 to OFS for services to the Fund.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                   29 | OPPENHEIMER QUEST BALANCED VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
----------------------------------------------------------------------


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                      Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                  Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                     on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended               Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------
October 31, 2003     $6,082,038     $1,693,081       $611,237     $8,142,875     $1,397,803       $475,836

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A        Class B        Class C        Class N
                        Contingent     Contingent     Contingent     Contingent
                          Deferred       Deferred       Deferred       Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales Charges
                       Retained by    Retained by    Retained by    Retained by
Year Ended             Distributor    Distributor    Distributor    Distributor
-------------------------------------------------------------------------------
October 31, 2003           $38,817     $6,310,225       $216,014       $354,859


--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the year ended October 31, 2003, expense under the Class A plan totaled $4,999,025, all of which were paid by the Distributor to recipients, which included $98,089 retained by the Distributor and $297,518 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.



                   30 | OPPENHEIMER QUEST BALANCED VALUE FUND

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                        Distributor's
                                                         Distributor's      Aggregate
                                                             Aggregate  Uncompensated
                                                         Uncompensated  Expenses as %
                        Total Expenses  Amount Retained       Expenses  of Net Assets
                            Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------------
Class B Plan               $19,837,175      $14,359,076    $71,404,659         3.10%
Class C Plan                 8,346,004        1,904,797     17,350,050         1.77
Class N Plan                   561,294          451,270      2,694,186         1.89

--------------------------------------------------------------------------------
5. Illiquid Securities
As of October 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October 31, 2003 was zero.

--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


                   31 | OPPENHEIMER QUEST BALANCED VALUE FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Quest For Value Funds:

We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Quest Balanced Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) including the statement of investments, as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Balanced Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003


                   32 | OPPENHEIMER QUEST BALANCED VALUE FUND

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $43,878,881 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                   33 | OPPENHEIMER QUEST BALANCED VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
----------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with                 Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age                by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                                 The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                                    Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Thomas W. Courtney,                         Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the                             Partner of Trivest Venture Fund (private venture capital fund); former President
Board of Trustees,                          of Investment Counseling Federated Investors, Inc.; Trustee of the following
Trustee (since 1987)                        open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 70                                     Trust of Arizona and Hawaiian Tax Free Trust. Oversees 11 portfolios in the
                                            OppenheimerFunds complex.

Paul Y. Clinton,                            Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1987)                        consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 71                                     of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                            Narragansett Insured Tax-Free Income Fund. Formerly: Director, External Affairs,
                                            Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of
                                            Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co. Oversees 11 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                            A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)                        OppenheimerFunds complex.
Age: 70

Lacy B. Herrmann,                           Chairman and Chief Executive Officer of Aquila Management Corporation, the
Trustee (since 1987)                        sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 74                                     following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                            Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                            Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                            of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian
                                            Tax-Free Trust, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT;
                                            Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                            Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer
                                            and Trustee/Director of its predecessors; President and Director of STCM
                                            Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a
                                            Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown
                                            University. Oversees 11 portfolios in the OppenheimerFunds complex.






                   34 | OPPENHEIMER QUEST BALANCED VALUE FUND

Brian Wruble,                               Special Limited Partner (since January 1999) of Odyssey Investment Partners, LLC
Trustee (since 2001)                        (private equity investment); General Partner (since September 1996) of Odyssey
Age: 60                                     Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing
                                            Trustees (since August 1990) of The Jackson Laboratory (non-profit); Trustee
                                            (since May 1992) of Institute for Advanced Study (educational institute);
                                            formerly Trustee (May 2000 - 2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                            (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                            Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.


---------------------------------------------------------------------------------------------------------------------------------
OFFICERS                                    The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack Two World Financial Center, 225 Liberty St., New York, NY 10281-1008,
                                            for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer
                                            serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                             Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)                      (since September 2000) of the Manager; President and a director or trustee of
Age: 54                                     other Oppenheimer funds; President and a director (since July 2001) of
                                            Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                            Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                            Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                            (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                            Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                            of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                            OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                            Corporation (since November 2001), HarbourView Asset Management Corporation and
                                            OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                            2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                            Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                            and Tremont Advisers, Inc. (Investment advisory affiliates of the Manager);
                                            Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                            Insurance Company (the Manager's parent company); a director (since June 1995)
                                            of DLB Acquisition Corporation (a holding company that owns the shares of David
                                            L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                            2000-June 2001) of the Manager; President and trustee (November 1999-November
                                            2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                            Insurance Company; President, Chief Executive Officer and director (September
                                            1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                            1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                            wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                            Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.







                   35 | OPPENHEIMER QUEST BALANCED VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
----------------------------------------------------------------------

Brian W. Wixted,                            Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                      (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                                     Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                            Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                            Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                            OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                            Inc. (since November 2000) (offshore fund management subsidiaries of the
                                            Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                            Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                            (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                            Program (since April 2000); formerly Principal and Chief Operating Officer
                                            (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                            officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                             Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)                      of the Manager; General Counsel and a director (since November 2001) of
Age: 55                                     OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                            (since November 2001) of HarbourView Asset Management Corporation; Vice
                                            President and a director (since November 2000) of Oppenheimer Partnership
                                            Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                            November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                            Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                            Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                            Centennial Asset Management Corporation; a director (since November 2001) of
                                            Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                            (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                            (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                            November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                            (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                            2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                            1985-November 2001), Shareholder Financial Services, Inc. (November
                                            1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                            plc (October 1997-November 2001). An officer of 82 portfolios in the
                                            OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                   36 | OPPENHEIMER QUEST BALANCED VALUE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)